Offerings	Mar. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of: (i) Ordinary shares, no par value (ii) Common Warrants to purchase ordinary shares
Maximum Aggregate Offering Price	$ 25,875,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,573.34
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any. (3) No separate fee is required pursuant to Rule 457(i) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Units consisting of: (i) Pre-Funded Warrants to purchase ordinary shares (ii) Common Warrants to purchase ordinary shares
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any. (6) No separate fee is required pursuant to Rule 457(i) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the common warrants
Maximum Aggregate Offering Price	$ 32,343,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,466.67
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any. (4) There will be issued a warrants, each, a Warrant, each to purchase one Ordinary Share, for every one Ordinary Share offered. The Warrants are exercisable at a per share price equal to 125% of the public offering price per share.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the pre-funded warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any. (4) There will be issued a warrants, each, a Warrant, each to purchase one Ordinary Share, for every one Ordinary Share offered. The Warrants are exercisable at a per share price equal to 125% of the public offering price per share.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares issuable upon exercise of the Representative's Warrants
Maximum Aggregate Offering Price	$ 1,617,187.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 223.33
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares, or Ordinary Shares, registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of Ordinary Shares that the representative of the underwriters has the option to purchase to cover over-allotments, if any.